Buffalo Mid Cap Discovery Fund
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 97.1%	Shares	Value
Communication Services - 4.4%
Entertainment - 1.6%
Live Nation Entertainment, Inc. (a)	63,000	$9,530,640
		$–
Interactive Media & Services - 1.3%
Pinterest, Inc. - Class A (a)	206,094	7,390,531
		$–
Media - 1.5%
DoubleVerify Holdings, Inc. (a)	368,744	5,520,098
Trade Desk, Inc. - Class A (a)	50,000	3,599,500
		9,119,598
Total Communication Services		26,040,769

Consumer Discretionary - 6.2%
Hotels, Restaurants & Leisure - 3.0%
DraftKings, Inc. - Class A (a)	143,000	6,133,270
Expedia Group, Inc.	27,952	4,714,944
Wingstop, Inc.	20,350	6,852,659
		17,700,873
Specialty Retail - 1.7%
CarMax, Inc. (a)	87,000	5,847,270
Ross Stores, Inc.	30,255	3,859,933
		9,707,203
Textiles, Apparel & Luxury Goods - 1.5%
Birkenstock Holding PLC (a)	72,600	3,570,468
lululemon athletica, Inc. (a)	22,985	5,460,776
		9,031,244
Total Consumer Discretionary		36,439,320

Consumer Staples - 2.7%
Consumer Staples Distribution & Retail - 1.3%
Maplebear, Inc. (a)	163,000	7,374,120
		$–
Personal Care Products - 1.4%
elf Beauty, Inc. (a)	67,600	8,412,144
Total Consumer Staples		15,786,264

Energy - 1.1%
Energy Equipment & Services - 1.1%
Schlumberger NV	193,290	6,533,202

Financials - 11.0%
Capital Markets - 6.3%
FactSet Research Systems, Inc.	11,100	4,964,808
Intercontinental Exchange, Inc.	33,438	6,134,870
MarketAxess Holdings, Inc.	36,500	8,151,910
MSCI, Inc.	30,940	17,844,335
		37,095,923
Financial Services - 3.4%
Corpay, Inc. (a)	22,754	7,550,232
Shift4 Payments, Inc. - Class A (a)	126,667	12,553,967
		20,104,199
Insurance - 1.3%
Kinsale Capital Group, Inc.	14,960	7,239,144
Total Financials		64,439,266

Health Care - 20.1%
Biotechnology - 2.4%
Alnylam Pharmaceuticals, Inc. (a)	21,514	7,015,501
Natera, Inc. (a)	41,581	7,024,694
		14,040,195
Health Care Equipment & Supplies - 6.5%
Alcon AG	76,641	6,765,867
DexCom, Inc. (a)	73,711	6,434,233
Edwards Lifesciences Corp. (a)	92,000	7,195,320
IDEXX Laboratories, Inc. (a)	18,299	9,814,486
Insulet Corp. (a)	25,200	7,917,336
		38,127,242
Health Care Providers & Services - 3.3%
Cencora, Inc.	39,860	11,952,021
Progyny, Inc. (a)	340,147	7,483,234
		19,435,255
Health Care Technology - 3.0%
Veeva Systems, Inc. - Class A (a)	60,687	17,476,642
		$–
Life Sciences Tools & Services - 4.9%
Agilent Technologies, Inc.	46,471	5,484,043
Bio-Techne Corp.	115,975	5,966,914
ICON PLC (a)	35,000	5,090,750
IQVIA Holdings, Inc. (a)	45,662	7,195,874
West Pharmaceutical Services, Inc.	21,000	4,594,800
		28,332,381
Total Health Care		117,411,715

Industrials - 18.5%
Aerospace & Defense - 1.7%
HEICO Corp. - Class A	38,600	9,987,750
		$–
Building Products - 1.8%
Advanced Drainage Systems, Inc.	48,500	5,570,710
Trex Co., Inc. (a)	91,000	4,948,580
		10,519,290
Commercial Services & Supplies - 1.7%
Copart, Inc. (a)	197,088	9,671,108
		$–
Electrical Equipment - 4.3%
AMETEK, Inc.	67,600	12,232,896
Vertiv Holdings Co. - Class A	102,500	13,162,025
		25,394,921
Machinery - 0.5%
Xylem, Inc.	20,200	2,613,072
		$–
Professional Services - 7.0%
Equifax, Inc.	29,662	7,693,433
KBR, Inc.	151,500	7,262,910
TransUnion	145,063	12,765,544
Verisk Analytics, Inc.	42,223	13,152,465
		40,874,352
Trading Companies & Distributors - 1.5%
Ferguson Enterprises, Inc.	41,384	9,011,366
Total Industrials		108,071,859

Information Technology - 26.9%(b)
Electronic Equipment, Instruments & Components - 1.5%
Amphenol Corp. - Class A	91,602	9,045,698
		$–
IT Services - 5.6%
Gartner, Inc. (a)	30,756	12,432,190
GoDaddy, Inc. - Class A (a)	30,339	5,462,841
MongoDB, Inc. (a)	27,200	5,711,728
Snowflake, Inc. - Class A (a)	41,000	9,174,570
		32,781,329
Semiconductors & Semiconductor Equipment - 2.8%
Analog Devices, Inc.	17,500	4,165,350
Monolithic Power Systems, Inc.	5,227	3,822,923
Universal Display Corp.	53,894	8,324,467
		16,312,740
Software - 17.0%
Autodesk, Inc. (a)	32,365	10,019,233
CCC Intelligent Solutions Holdings, Inc. (a)	610,000	5,740,100
CyberArk Software Ltd. (a)	20,600	8,381,728
Datadog, Inc. - Class A (a)	45,000	6,044,850
Fair Isaac Corp. (a)	3,720	6,800,011
Guidewire Software, Inc. (a)	39,875	9,388,569
HubSpot, Inc. (a)	13,950	7,764,989
Manhattan Associates, Inc. (a)	30,600	6,042,582
Nutanix, Inc. - Class A (a)	87,500	6,688,500
Procore Technologies, Inc. (a)	154,000	10,536,680
Synopsys, Inc. (a)	14,655	7,513,325
Tyler Technologies, Inc. (a)	14,000	8,299,760
Zscaler, Inc. (a)	19,200	6,027,648
		99,247,975
Total Information Technology		157,387,742

Materials - 1.1%
Construction Materials - 1.1%
Martin Marietta Materials, Inc.	12,193	6,693,469

Real Estate - 2.2%
Real Estate Management & Development - 2.2%
CoStar Group, Inc. (a)	159,341	12,811,016

Utilities - 2.9%
Independent Power and Renewable Electricity Producers - 2.9%
Vistra Corp.	87,950	17,045,589
TOTAL COMMON STOCKS (Cost $399,360,675)		568,660,211

SHORT-TERM INVESTMENTS - 3.1%	Shares	Value
Money Market Funds - 3.1%
Fidelity Money Market Government Portfolio - Class I, 4.23% (c)	18,050,110	18,050,110
TOTAL SHORT-TERM INVESTMENTS (Cost $18,050,110)		18,050,110

TOTAL INVESTMENTS - 100.2% (Cost $417,410,785)		586,710,321
Liabilities in Excess of Other Assets - (0.2)%		(1,131,874)
TOTAL NET ASSETS - 100.0%		$585,578,447
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Buffalo Mid Cap Discovery Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$568,660,211	$–	$–	$568,660,211
Money Market Funds	18,050,110	–	–	18,050,110
Total Investments	$586,710,321	$–	$–	$586,710,321

Refer to the Schedule of Investments for further disaggregation of investment categories.